Premises, Equipment and Leases (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 122,385	$ 120,597
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	46,602	41,809
Property, Plant and Equipment, Net	75,783	78,788
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,736	16,736
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	67,394	67,047
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	990	1,199
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,679	2,677
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 34,586	$ 32,938